U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1998
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                   Annualized
                                                                                    Yield on
   Principal                                                             Maturity    Date of         Value
    Amount                                                                 Date      Purchase       (Note 1)
--------------                                                           --------   ---------     ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS (33.3%)
$   16,660,000   Federal Home Loan Mortgage Corp.....................    8/13/99      5.544%      $ 16,703,245
   100,000,000   Federal National Mortgage Association*..............    6/24/99      5.008         99,986,175
    20,000,000   Federal National Mortgage Association*..............     6/2/99      4.696         19,985,016
    25,000,000   Federal National Mortgage Association*..............    9/22/99      4.696         24,966,699
    29,550,000   Federal National Mortgage Association*..............    7/28/99      5.048         29,507,956
    25,000,000   Student Loan Marketing Association*.................     2/4/00      5.083         25,005,756
    50,000,000   Student Loan Marketing Association*.................    5/20/99      4.848         50,000,000
    50,250,000   Student Loan Marketing Association*.................    1/13/99      4.848         50,248,714
                                                                                                  ------------
                    Total U.S. Government Agency Obligations ........                             $316,403,561
                                                                                                  ------------
                CERTIFICATES OF  DEPOSIT (31.1%)
$   45,000,000   Bankers Trust Co. Institutional - New York Branch...    3/19/99      5.650%      $ 44,992,597
    45,000,000   Bank of Montreal....................................     2/4/99      5.280         45,000,000
    45,000,000   Bank of Nova Scotia.................................    3/29/99      5.120         45,007,122
    45,000,000   Bayer Hypobank London...............................    2/25/99      5.600         45,005,566
    20,000,000   Canadian Imperial Bank of Commerce..................   12/30/99      5.060         19,998,082
    26,000,000   Commerzbank.........................................    3/31/99      5.120         26,004,165
    25,000,000   National Westminster London.........................    2/26/99      5.580         25,002,489
    45,000,000   Toronto Dominion - New York Branch..................    6/25/99      5.670         44,989,212
                                                                                                  ------------
                    Total Certificates of Deposit  ..................                             $295,999,233
                                                                                                  ------------
                COMMERCIAL PAPER (33.0%)
$   45,000,000   American Express Credit Corp........................     1/5/99      6.100%      $ 44,969,500
    45,000,000   Associates Corp of North America....................     4/1/99      4.830         44,456,625
    45,000,000   Cheveron USA Inc....................................    1/11/99      5.250         44,934,375
    45,000,000   Coca Cola Co........................................     3/9/99      5.010         44,580,413
    45,000,000   DuPont EI DeNemours & Co............................     3/9/99      5.010         44,580,413
    45,000,000   Ford Motor Credit Corp..............................     1/8/99      5.330         44,953,363
    45,000,000   Prudential Funding Corp.............................     1/8/99      5.350         44,953,187
                                                                                                  ------------
                    Total Commercial Paper ..........................                             $313,427,876
                                                                                                  ------------
                 Repurchase Agreements (2.0%)
$   19,042,276   Morgan Stanley Repo
                   (Agreement dated 12/31/98 collateralized by
                     $18,850,000 U.S. Treasury Notes 6.375%,
                     due 5/15/00; $19,051,797 to be received
                     upon maturity)..................................     1/4/99      4.500%      $ 19,042,276
                                                                                                  ------------
                   Total Repurchase Agreements ......................                             $ 19,042,276
                                                                                                  ------------

TOTAL INVESTMENTS, AT AMORTIZED COST ...........................................       99.4%      $944,872,946
OTHER ASSETS IN EXCESS OF LIABILITIES ..........................................        0.6          6,034,098
                                                                                      -----       ------------
NET ASSETS  ....................................................................      100.0%      $950,907,044
                                                                                      =====       ============

----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The Yield shown represents the December 31, 1998 coupon rate.

                       See Notes to Financial Statement.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
   Investments, at amortized cost and value (Note 1) .........      $944,872,946
   Interest receivable .......................................         8,215,880
   Deferred organization expenses (Note 1) ...................            14,158
                                                                    ------------
        Total Assets .........................................       953,102,984
                                                                    ------------
LIABILITIES:
   Due to Bank ...............................................         1,824,972
   Payables for:
      Investment advisory fee (Note 2) .......................           136,199
      Custodian fee ..........................................            57,969
      Professional fees ......................................            14,500
      Administrative fee (Note 2) ............................            31,780
      Accrued expenses and other liabilities .................           130,520
                                                                    ------------
        Total Liabilities ....................................         2,195,940
                                                                    ------------

NET ASSETS ...................................................      $950,907,044
                                                                    ============
Net Assets Consist of:
   Paid-in capital ...........................................      $950,907,044
                                                                    ============

                            STATEMENT OF OPERATIONS

                   For the six months ended December 31, 1998
                          (expressed in U.S. dollars)
                                  (unaudited)

NET INVESTMENT INCOME:
   Income:
      Interest ...............................................      $ 27,992,428
                                                                    ------------
   Expenses:
      Investment advisory fee (Note 2) .......................           784,669
      Administrative fee (Note 2) ............................           183,089
      Custodian fee ..........................................           112,540
      Trustees' fees and expenses (Note 2) ...................            29,440
      Amortization of organization expenses (Note 1) .........             8,600
      Miscellaneous expenses .................................            26,662
                                                                    ------------
        Total Expenses .......................................         1,145,000
                                                                    ------------
NET INVESTMENT INCOME ........................................      $ 26,847,428
                                                                    ============

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                  For the
                                             six months ended        For the
                                             December 31, 1998     year ended
                                                (unaudited)       June 30, 1988
                                             ----------------    --------------
INCREASE IN NET ASSETS:
From Investment Activities:
   Net investment income .................   $    26,847,428    $    52,904,609
                                             ---------------    ---------------

Capital Transactions:
   Proceeds from contributions ...........       593,578,975        995,407,528
   Value of withdrawals ..................      (607,656,327)    (1,028,078,808)
                                             ---------------    ---------------
        Net increase (decrease) in net
          assets resulting from capital
          transactions ...................       (14,077,352)       (32,671,280)
                                             ---------------    ---------------

    Net increase in net assets ...........        12,770,076         20,233,329

NET ASSETS:
    Beginning of year ....................       938,136,968        917,903,639
                                             ---------------    ---------------
    End of year ..........................   $   950,907,044    $   938,136,968
                                             ===============    ===============

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                         For the                                                     For the period
                                    six months ended                  For the years                 October 31, 1994
                                      December 31,                    ended June 30,                (commencement of
                                          1998           -----------------------------------------   operations) to
                                       (unaudited)           1998           1997          1996        June 30, 1995
                                       -----------       -----------    -----------    -----------     -----------
Ratio/Supplemental Data:
  Net assets, end of period
     (000's omitted) ...........       $   950,907       $   938,137    $   917,904    $   764,477    $   625,111
  Ratio of expenses to average
     net assets ................              0.22%(1)          0.23%          0.24%          0.24%          0.25%(1)
  Ratio of net investment income
     to average net assets .....              5.13%(1)          5.41%          5.26%          5.45%          5.62%(1)

----------
(1) Annualized.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

      1. Organization and Accounting Policies. The U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 1998, the cost of investments for Federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements. Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

            F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the six months ended December 31, 1998, the Portfolio incurred $784,669 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a

                          U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)
                                   (unaudited)

subadministration agreement with Signature Financial Group (Cayman) Ltd. for which with Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1998, the Portfolio incurred $183,089 for administrative services.

      Trustees' Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 1998, the Portfolio incurred $29,440 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $3,806,440,854 and $4,041,422,493, respectively, for the six months ended December 31, 1998.